Convertible Preferred Stock and Stockholders' (Deficit) Equity	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Convertible Preferred Stock and Stockholders' (Deficit) Equity
(11)	Convertible Preferred Stock and Stockholders’ (Deficit) Equity:

Common Stock – As of June 30, 2012, the Company’s common stock consisted of 45,102 authorized shares. In November 2012, the Company amended and restated its Certificate of Incorporation to increase the number of shares authorized to be issued to 410,000 shares of $0.001 par value common stock. At June 30, 2012 and 2013, the Company had 109 shares issued and outstanding.

The following shares of common stock are reserved for future issuance:

June 30, 2013
Conversion of preferred stock and preferred stock warrants	7,509
Stock options issued and outstanding	380
Authorized for future grant under the 2011 Stock Incentive Plan	467

8,356

Convertible preferred stock as of June 30, 2012 and 2013 consists of the following:

	Shares Authorized	Original Issue Price per Share	Shares Issued and Outstanding	Aggregate Liquidation Amount	Carrying Value
Series A-1	29,737	$0.9658	22,466	$21,698	$21,526
Series A-1A	11,572	$0.9658	11,479	11,086	10,998

Balance at June 30, 2012	41,309		33,945	$32,784	$32,524

Series A-1	29,737	$0.9658	22,466	$21,698	$21,526
Series A-1A	11,572	$0.9658	11,479	11,086	10,998
Series B-1	67,570	$0.1297	66,147	8,579	6,539
Series B-2	140,542	$0.1485	122,750	18,228	19,040
Series B-3	82,670	—	—	—	—

Balance at June 30, 2013	332,091		222,842	$59,591	$58,103

Rights and privileges of preferred stock – In November 2012, in connection with the transactions contemplated by the Series B Purchase Agreement, the Company amended and restated its certificate of incorporation. The material rights and privileges of the Company’s preferred stock as set forth in the Company’s amended and restated certificate of incorporation are as follows:

Authorized Shares. The Company is authorized to issue 332,091 shares of preferred stock, par value $0.001 per share, of which 29,737 are designated Series A-1 Preferred Stock, 11,572 are designated Series A-1A Preferred Stock, 67,570 are designated Series B-1 Preferred Stock, 140,542 are designated Series B-2 Preferred Stock and 82,670 are designated Series B-3 Preferred Stock. The Series A-1 and Series A-1A Preferred Stock are referred to collectively as the “Series A Preferred,” the Series B-1, B-2 and B-3 Preferred Stock are referred to collectively as the “Series B Preferred’” and the Series A Preferred and the Series B Preferred are referred to collectively as the “Preferred Stock.”

Dividends. Holders of shares of all series of Preferred Stock are entitled to receive cash dividends at the rate of eight percent (8%) of the applicable purchase price of each such share. Such dividends are payable only when, as and if declared by the board of directors of the Company and are non-cumulative. Upon the automatic conversion of Preferred Stock to common stock in the event a successful initial public offering, any dividends declared and unpaid on the Preferred Stock shall be paid. To date, no dividends have been declared or paid.

Liquidation Preference. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary (a “Liquidation Event”), before any distribution or payment shall be made to the holders of any Series A Preferred or common stock, the holders of shares of the Series B Preferred shall be entitled to be paid, out of the assets of the Company legally available for distribution (or the consideration received in any Deemed Liquidation Event, as defined in the certificate of incorporation), an amount equal to the purchase price of such Series B Preferred share plus all declared and unpaid dividends on the Series B-1 Preferred, Series B-2 Preferred or Series B-3 Preferred, as the case may be (the “Series B Liquidation Preference”). If, upon any such Liquidation Event, the assets of the Company (or the consideration received in the Deemed Liquidation Event) shall be insufficient to make payment in full to all holders of Series B Preferred of the Series B Liquidation Preference, then such assets (or consideration) shall be distributed among the holders of Series B Preferred at the time outstanding, ratably in proportion to the amounts to which they would be entitled with respect to such shares of Series B Preferred if sufficient assets were available to make such payment in full.

Upon any Liquidation Event, after the payment in full of the Series B Liquidation Preference to the holders of Series B Preferred, but before any distribution or payment shall be made to the holders of any common stock, the holders of shares of the Series A Preferred shall be entitled to be paid, out of the assets of the Company legally available for distribution (or the consideration received in the Deemed Liquidation Event), for each share of Series A Preferred, an amount equal to the purchase price of such Series A Preferred share plus all declared and unpaid dividends on the Series A-1 Preferred and Series A-1A Preferred, as the case may be (the “Series A Liquidation Preference”). If, upon any such Liquidation Event, the assets of the Company (or the consideration received in the Deemed Liquidation Event) shall be insufficient to make payment in full to all holders of Series A Preferred of the Series A Liquidation Preference, then such assets (or consideration) shall be distributed among the holders of Series A Preferred at the time outstanding, ratably in proportion to the amounts to which they would be entitled with respect to such shares of Series A Preferred if sufficient assets were available to make such payment in full.

Upon any Liquidation Event, after the payment in full of the Series B Liquidation Preference and the Series A Liquidation Preference, the assets of the Company legally available for distribution in such Liquidation Event (or the consideration received in the Deemed Liquidation Event), if any, shall be distributed ratably to the holders of the common stock and the Preferred Stock on an as-if-converted to common stock basis.

Conversion Rights. Each share of Preferred Stock is convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into fully-paid and nonassessable shares of common stock. As of June 30, 2013, the number of shares of common stock to which a holder of shares of Preferred Stock was entitled upon conversion was as follows: Series A Preferred, 0.06 shares; and Series B Preferred, 0.03 shares.

The conversion ratios applicable to the Preferred Stock are subject to adjustment in the event that the Company effects any subdivision or reverse split or declares any dividend or distribution in shares of common stock, in each case in respect of its common stock, or if the common stock issuable upon the conversion of the Preferred Stock is changed into the same or a different number of shares of any class or classes of stock, whether by recapitalization, reclassification, merger, consolidation or otherwise. The conversion ratios applicable to the Preferred Stock are also subject to anti-dilution adjustment in the event of certain dilutive issuances by the Company of its common stock.

Each share of Preferred Stock shall automatically be converted into shares of common stock, based on the then-effective applicable conversion ratio (i) at any time upon the written consent of the holders of at least a majority of the then outstanding shares of Preferred Stock, voting as a single class or (ii) immediately upon the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock for the account of the Company in which (x) the per share price is at least three (3) times the Series B-3 Purchase Price (as adjusted for stock splits, dividends, recapitalizations and the like after the filing date hereof), or, in the event that the closing of the third tranche has not yet occurred and the Series B-3 Purchase Price has not been determined, then the per share price is at least $0.7425 (as adjusted for stock splits, dividends, recapitalizations and the like after the filing date hereof) and (y) the gross cash proceeds to the Company (before underwriting discounts, commissions and fees) are at least $40,000.

Voting Rights. Each holder of shares of the Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which such shares of Preferred Stock could be converted immediately after the close of business on the record date for voting. Except as otherwise provided in the certificate of incorporation or as required by law, holders of shares of Preferred Stock vote together with the holders of shares of common stock and not as a separate class.

Subject to supermajority votes for some matters, matters submitted to a vote of the Company’s stockholders shall be decided by the affirmative vote of the stockholders having a majority in voting power of the votes cast by the stockholders present or represented and voting on such matter.

As long as at least 10% of the authorized shares of Series B Preferred remain outstanding, the holders of the outstanding shares of Series B Preferred, voting as a separate class, shall be entitled to elect five (5) members of the board of directors and to remove from office such directors and to fill any vacancy caused by the resignation, death or removal of such directors;

As long as at least 10% of the authorized shares of Series A Preferred remain outstanding, the holders of record of the then outstanding shares of Series A Preferred, voting as a separate class on an as-if-converted to common stock basis, shall be entitled to elect three (3) members of the board of directors at each meeting or pursuant to each consent of the Company’s stockholders for the election of directors, and to remove from office such directors and to fill any vacancy caused by the resignation, death or removal of such directors; and

The holders of record of the then outstanding shares of common stock and Preferred Stock, voting together as a single class on an as-if-converted to common stock basis, shall be entitled to elect the remaining member of the board of directors, which member shall be the Company’s chief executive officer and to remove from office such director and to fill any vacancy caused by the resignation, death or removal of such director.

The vote or written consent of the holders of at least a majority of the then outstanding shares of Preferred Stock, voting together as a single class is required for the Company to, among other things: liquidate or dissolve; amend, alter or repeal any provision of its certificate of incorporation or bylaws; authorize or issue any other security convertible into or exercisable for any equity security having rights, preferences or privileges senior to or on parity with the Series B Preferred, or increase or decrease the authorized number of shares of Preferred Stock; with certain exceptions, redeem or declare any dividend on any shares of capital stock of the Company; incur more than $2,000 of indebtedness; acquire any minority-owned subsidiary or dispose of any capital stock or assets of any subsidiary; increase or decrease the authorized number of members of the Company’s board of directors; take any action that would limit, change or alter the rights, preferences or privileges of any series of the Preferred Stock; or make any acquisition of the capital stock or assets of another entity or enter into any strategic alliance, technology or intellectual property licensing arrangement, or other corporate partnership with any entity involving the payment, contribution or assignment by the Company of more than $1,000.